Organization and nature of business - Additional information (Details) - USD ($)	1 Months Ended		6 Months Ended
	Feb. 23, 2018	Feb. 21, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 22, 2019	Nov. 24, 2016	Oct. 24, 2016	Aug. 10, 2016	Jul. 05, 2016
Organization And Nature Of Business [Line Items]
Gross proceeds from initial public offering				$ 7,728,000
IPO
Organization And Nature Of Business [Line Items]
Number of ordinary shares		1,680,000
Initial public offering price		$ 4.00
Gross proceeds from initial public offering		$ 6,720,000
Net proceeds from initial public offering		$ 5,374,341
Option granted term		45 days
IPO | Underwriter
Organization And Nature Of Business [Line Items]
Number of ordinary shares		252,000
Forest Food | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership						96.15%
China
Organization And Nature Of Business [Line Items]
Percentage of product sold			90.00%
International
Organization And Nature Of Business [Line Items]
Percentage of product sold			10.00%
National Trust Co., Ltd | Forest Food
Organization And Nature Of Business [Line Items]
Remaining percentage of ownership equity interest							3.85%
View Trade Securities, Inc. | IPO
Organization And Nature Of Business [Line Items]
Number of ordinary shares	252,000
Initial public offering price	$ 4.00
Gross proceeds from initial public offering	$ 1,008,000
Net proceeds from initial public offering	$ 927,330
Nongyuan Network Technology Co., Ltd. | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
% Ownership in subsidiary					98.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi Enterprise | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of ownership interest									50.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi Technology | Zhengyu Wang
Organization And Nature Of Business [Line Items]
Percentage of ownership interest								50.00%
Suyuan Agriculture Technology Co., Ltd | FLS Mushroom | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership							100.00%
Suyuan Agriculture Technology Co., Ltd | Farmmi E-Commerce
Organization And Nature Of Business [Line Items]
Remaining percentage of ownership equity interest					2.00%
Reportable Legal Entities [Member] | FMI | Zhengyu Wang
Organization And Nature Of Business [Line Items]
% of Ownership							100.00%